Lease Right-Of-Use Asset and Lease Liabilities (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Leases [Abstract]
Operating lease liability	$ 195,803	$ 247,369
Operating lease discount rate		3.25%
Amortization of the operating lease right of use asset	54,628	$ 0
Lease expenses	$ 60,129